Intangible Assets - Additional Information (Detail) - TWD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Senao Networks, Inc. ("SNI") [Member]
Disclosure of detailed information about intangible assets [Line Items]
Discount rate			12.10%
Senao Networks, Inc. ("SNI") [Member] | Goodwill [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss			$ 29,000,000
Senao Networks, Inc. ("SNI") [Member] | Certain licensed contract [Member]
Disclosure of detailed information about intangible assets [Line Items]
Impairment loss	$ 0	$ 9,000,000	$ 200,000
Asia Pacific Telecom Co., Ltd [Member] | Intangible Assets- Mobile Broadband Concession and Other Assets- Spare Parts [Member]
Disclosure of detailed information about intangible assets [Line Items]
Tax-excluded transaction amount	$ 1,800,000,000
Bottom of range [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	1 year
Bottom of range [Member] | Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	1 year
Top of Range [Member] | Computer software [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	10 years
Top of Range [Member] | Others [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives	20 years